Stock-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense	6 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation			¥ (85,316)	¥ 3,505,001	$ 510,063	¥ 7,764,448	¥ 76,756,500
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation			(1,015,055)	(997,846)	(145,211)	975,171	4,200,464
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation			¥ 929,739	¥ 4,502,847	$ 655,274	¥ 6,789,277	¥ 72,501,943